Stewart Investors Worldwide Leaders Fund
PORTFOLIO OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS – 97.2%	Shares	Fair Value
SOFTWARE – 10.8%
Fortinet Inc. (United States) (a)	2,184	$230,893
Roper Technologies Inc. (United States)	193	109,400
Synopsys Inc. (United States) (a)	174	89,206
		$429,499
HEALTH CARE EQUIPMENT & SUPPLIES – 9.1%
BioMerieux (France)	1,604	$221,860
Hoya Corp. (Japan)	500	59,381
Sysmex Corp. (Japan)	4,800	83,555
		$364,796
INSURANCE – 8.5%
Brown & Brown Inc. (United States)	976	$108,209
Chubb Ltd. (United States)	206	59,682
Markel Group Inc. (United States) (a)	85	169,776
		$337,667
MACHINERY – 8.3%
Atlas Copco AB (Sweden)	4,621	$74,703
Knorr-Bremse A.G. (Germany)	1,102	106,891
Lincoln Electric Holdings Inc. (United States)	298	61,781
Techtronic Industries Co. Ltd. (Hong Kong)	3,500	38,619
Westinghouse Air Brake Technologies Corp. (United States)	234	48,988
		$330,982
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 7.9%
KLA Corp. (United States)	128	$114,655
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,000	73,138
Texas Instruments Inc. (United States)	613	127,271
		$315,064
TRADING COMPANIES & DISTRIBUTORS – 7.5%
MonotaRO Co. Ltd. (Japan)	5,500	$108,272
Watsco Inc. (United States)	435	192,105
		$300,377
AUTOMOBILES – 7.2%
Mahindra & Mahindra Ltd. (India)	7,771	$288,438
ELECTRICAL EQUIPMENT – 5.6%
ABB Ltd. (Switzerland)	1,505	$90,193

Stewart Investors Worldwide Leaders Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2025 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
WEG S.A. (Brazil)	16,800	$132,282
		$222,475
BANKS – 5.0%
HDFC Bank Ltd. (India)	8,533	$199,207
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 4.9%
Samsung Electronics Co. Ltd. (South Korea)	4,457	$197,096
COMMUNICATIONS EQUIPMENT – 4.7%
Arista Networks Inc. (United States) (a)	1,825	$186,716
AIR FREIGHT & LOGISTICS – 3.0%
Deutsche Post A.G. (Germany)	2,572	$119,135
BROADLINE RETAIL – 2.9%
Alibaba Group Holding Ltd. (China)	8,200	$116,079
CHEMICALS – 2.7%
Linde PLC (United States)	230	$107,911
GROUND TRANSPORTATION – 2.6%
Old Dominion Freight Line Inc. (United States)	651	$105,657
PERSONAL CARE PRODUCTS – 2.1%
Beiersdorf A.G. (Germany)	657	$82,584
BUILDING PRODUCTS – 1.7%
Carlisle Cos. Inc. (United States)	186	$69,452
HOUSEHOLD DURABLES – 1.7%
NVR Inc. (United States) (a)	9	$66,471

Stewart Investors Worldwide Leaders Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2025 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
HOTELS, RESTAURANTS & LEISURE – 1.0%
Trip.com Group Ltd. (China)	650	$38,067
TOTAL COMMON STOCKS–97.2% (Cost $3,780,937)		$3,877,673
TOTAL INVESTMENTS–97.2% (Cost $3,780,937)		$3,877,673
Other Assets in Excess of Liabilities – 2.8%		$113,524
NET ASSETS–100.0%		$3,991,197

(a)	Non-income producing security.